NORTHERN LIGHTS FUND TRUST

                                                June 22, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549

Attn: Ms. Mary Cole

Re: Request for Accelerated Effective Date for

Lacerte Guardian Fund (the “Fund”),

a series of Northern Lights Fund Trust (the “Trust”)

(Reg. No. 333-122917 and ICA No. 811-21720)

Dear Ms. Cole:

Pursuant to Rule 461 of the Securities Act of 1933, as amended, the Trust and Northern Lights Distributors, LLC, the distributor of the above-referenced Fund, hereby jointly and respectfully request that Post-Effective Amendment No. 156 of the Trust’s Registration Statement on Form 485APOS, filed on June 4, 2010 (the “Amendment”), be declared effective on Tuesday, June 29, 2010 at 9:00 a.m. Eastern time, or as soon as practicable thereafter.  Absent acceleration, the Amendment would be effective on August 3, 2010.  The reason for this request is to commence operations in accordance with the Fund’s marketing plans for its Class A shares.

If you have any questions or request additional information regarding this matter, please contact Emile R. Molineaux at (631) 470-2616.

Very truly yours,

NORTHERN LIGHTS FUND TRUST

NORTHERN LIGHTS DISTRIBUTORS, LLC

By: /s/ Emile R. Molineaux

By: /s/ Brian Nielsen

Name:

Emile R. Molineaux

Name:

Brian Nielsen

Title:

Secretary

Title:

President